                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-42

                             SCUDDER PORTFOLIO TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        1/31

Date of reporting period:       7/31/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Income Fund

Semiannual Report to Shareholders

July 31, 2004

Contents

<Click Here> Performance Summary

<Click Here> Information About Your Fund's Expenses

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2004

Classes A, B, C and I

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class I shares are not subject to sales charges.

Returns and rankings during all periods shown for Class B and C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 7/31/04
Scudder Income Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class A	.50%	5.18%	4.67%	5.78%	6.04%
Class B	.04%	4.39%	3.88%	4.99%	5.25%
Class C	.09%	4.42%	3.96%	5.08%	5.35%
LB Aggregate Bond Index+	.34%	4.84%	5.92%	7.25%	7.28%

Scudder Income Fund	6-Month++	1-Year	3-Year	Life of Class*
Class I	.65%	5.58%	5.03%	5.37%
LB Aggregate Bond Index+	.34%	4.84%	5.92%	6.52%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
* Class I commenced operations on June 25, 2001. Index returns begin June 30, 2001.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class I
Net Asset Value: 7/31/04	$ 12.77	$ 12.77	$ 12.76	$ 12.76
1/31/04	$ 12.97	$ 12.97	$ 12.97	$ 12.97
Distribution Information: Six Months: Income Dividends as of 7/31/04	$ .26	$ .21	$ .22	$ .29
July Income Dividend	$ .0465	$ .0386	$ .0396	$ .0511
SEC 30-day Yield as of 7/31/04++	3.30%	3.02%	2.83%	3.87%
Current Annualized Distribution Rate as of 7/31/04++	4.37%	3.63%	3.72%	4.81%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2004, divided by the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 2.47% and 2.51% for Class B and C shares had certain expenses not been reduced.
Class A Lipper Rankings - Corporate Debt Funds A-Rated Category as of 7/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	61	of	201	31
3-Year	117	of	159	74

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Income Fund - Class A [] LB Aggregate Bond Index+

Yearly periods ended July 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 7/31/04
Scudder Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,045	$10,953	$12,649	$17,174
	Average annual total return	.45%	3.08%	4.81%	5.56%
Class B	Growth of $10,000	$10,139	$11,011	$12,655	$16,679
	Average annual total return	1.39%	3.26%	4.82%	5.25%
Class C	Growth of $10,000	$10,442	$11,236	$12,809	$16,834
	Average annual total return	4.42%	3.96%	5.08%	5.35%
LB Aggregate Bond Index+	Growth of $10,000	$10,484	$11,884	$14,192	$20,195
	Average annual total return	4.84%	5.92%	7.25%	7.28%

		1 Year	3 Year	Life of Class*
Class I	Growth of $10,000	$10,558	$11,585	$11,762
	Average annual total return	5.58%	5.03%	5.37%
LB Aggregate Bond Index+	Growth of $10,000	$10,484	$11,884	$12,150
	Average annual total return	4.84%	5.92%	6.52%

The growth of $10,000 is cumulative.

* Class I commenced operations on June 25, 2001. Index returns begin June 30, 2001.
+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the period prior to July 31, 2000 are derived from the historical performance of Class S shares of Scudder Income Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 7/31/04
Scudder Income Fund	6-Month++	1-Year	3-Year	5-Year	10-Year
Class S	.62%	5.44%	4.93%	6.04%	6.31%
Class AARP	.62%	5.44%	4.96%	6.06%	6.32%
LB Aggregate Bond Index+	.34%	4.84%	5.92%	7.25%	7.28%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 7/31/04	$ 12.77	$ 12.77
1/31/04	$ 12.97	$ 12.97
Distribution Information: Six Months: Income Dividends as of 7/31/04	$ .28	$ .28
July Income Dividend	$ .0490	$ .0490
SEC 30-day Yield as of 7/31/04++	3.78%	3.88%
Current Annualized Distribution Rate as of 7/31/04++	4.60%	4.60%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2004, divided by the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 3.57% for Class S shares had certain expenses not been reduced.
Class S Lipper Rankings - Corporate Debt Funds A-Rated Category as of 7/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	49	of	201	25
3-Year	101	of	159	64
5-Year	81	of	123	66
10-Year	45	of	64	70

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Income Fund - Class S [] LB Aggregate Bond Index+

Yearly periods ended July 31

Comparative Results as of 7/31/04
Scudder Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,544	$11,553	$13,410	$18,435
	Average annual total return	5.44%	4.93%	6.04%	6.31%
Class AARP(a)	Growth of $10,000	$10,544	$11,563	$13,420	$18,448
	Average annual total return	5.44%	4.96%	6.06%	6.32%
LB Aggregate Bond Index+	Growth of $10,000	$10,484	$11,884	$14,192	$20,195
	Average annual total return	4.84%	5.92%	7.25%	7.28%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended July 31, 2004.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2004
Actual Fund Return	Class A	Class B	Class C	Class I	Class AARP	Class S
Beginning Account Value 1/31/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 7/31/04	$ 1,005	$ 1,000	$ 1,001	$ 1,007	$ 1,006	$ 1,006
Expenses Paid per $1,000*	$ 5.22	$ 9.27	$ 9.08	$ 3.33	$ 3.96	$ 4.17
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class C	Class AARP	Class S
Beginning Account Value 1/31/04	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 7/31/04	$ 1,020	$ 1,016	$ 1,016	$ 1,022	$ 1,021	$ 1,021
Expenses Paid per $1,000*	$ 5.26	$ 9.34	$ 9.15	$ 3.35	$ 3.99	$ 4.20

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios+	Class A	Class B	Class C	Class I	Class AARP	Class S
Scudder Income Fund	1.05%	1.86%	1.83%	.67%	.79%	.84%

+ The expense ratio reflects a change to expenses within the most recent six-month period. Effective April 1, 2004, the Fund directly bears the costs of expenses formerly covered under an Administrative Agreement. See Note C in Notes to Financial Statements.

For more information, please refer to the Fund's prospectuses.

Portfolio Management Review

Gary Bartlett serves as lead portfolio manager of Scudder Income Fund. He is assisted by an extensive team of portfolio co-managers. In the following interview, the team discusses Scudder Income Fund's performance and the recent market environment.

Q: How did the bond market perform during the semiannual period ended July 31, 2004?

A: For the period, high-quality bonds posted the most positive returns as negative price performance from higher rates offset most of the coupon income. After rallying in February and March, the Treasury market sold off sharply in the second quarter. Yields rose in response to a strong rebound in employment and higher reported inflation. Against this backdrop, the Lehman Brothers Aggregate Bond Index gained 0.34% on an absolute basis for the period.1 The benchmark 10-year Treasury note increased 0.34 percentage points in yield, to 4.48%, and the yield curve flattened as the two-year Treasury note was 0.86 percentage points higher, ending at 2.68%.2 The long-awaited shift in monetary policy became a reality in June. The Federal Open Market Committee, after preparing the market for a policy change, increased the federal funds rate by 25 basis points on June 30, to 1.25%, but suggested a "measured" pace of monetary policy tightening going forward.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, un like fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
2 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep" this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.
Treasury Yield Curve: Recent History

Past performance is no guarantee of future results.

Source: Bloomberg LP, as of July 31, 2004

Q: How did Scudder Income Fund perform for the fiscal year ended July 31, 2004?

A: Scudder Income Fund Class A shares outperformed its benchmark and average Lipper peer for the semiannual period. Scudder Income Fund Class A shares returned 0.50% for the period, compared with the -0.11% return of the average fund in the Lipper Corporate Debt A-Rated Funds category.3 As we've said, the Lehman Brothers Aggregate Bond Index, the fund's benchmark, returned 0.34% for the period. The fund's Class A shares returned 5.18%, 4.67% and 5.78% for the 1-year, 3-year and 5-year periods as of July 31, 2004. (Returns are unadjusted for maximum sales charges. If sales charges had been included, returns would have been lower. Please see pages 3 through 8 for the performance of other share classes.)

3 The Lipper Corporate Debt A-Rated Funds category is comprised of funds that invest primarily in corporate debt issues rated A or better or government issues. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Lipper Corporate Debt A-Rated Funds category.

Q: What is the fund's investment strategy?

A: The foundation for our approach is based in the US investment grade portion of the bond market, where we focus on adding value through security selection. We seek to further enhance risk-adjusted returns through opportunistic exposure to other sectors of the bond market (high-yield, emerging-market debt, non-dollar-denominated bonds and currencies). In addition to the higher potential returns that these sectors can offer, we also seek to add value via security selection within each sector. Because it is very difficult in our view to anticipate the direction of interest movements, we avoid interest rate anticipation strategies and maintain duration close to that of the fund's benchmark.4

4 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25%, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates, and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

Q: How did the fund's strategy and positioning contribute to its performance during the period?

A: Individual security selection in the US investment- grade credit sector had a favorable impact on returns. In particular, overweights in the electric utility and insurance sectors added value, while less than benchmark exposure to telecommunications, cable media and finance also aided results.

Exposure to the high-yield sector, which outpaced high-quality bonds, had a positive impact on performance. Despite higher interest rates and expectations for less accommodative monetary policy going forward, the sector continued to benefit from improving credit quality, a low default rate and a favorable economic backdrop. At current spread levels, we believe high-yield remains attractive relative to high-quality bonds. However, in our opinion most of the spread tightening is behind us, and we expect outperformance to come primarily from incremental yield. Emerging-market debt underperformed high-quality bonds during the period as that sector experienced significant volatility. However, our individual security selection within emerging markets did well.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2004

Asset Allocation	7/31/04	1/31/04

Collateralized Mortgage Obligations	23%	23%
Corporate Bonds	21%	26%
US Government Backed	13%	8%
Foreign Bonds - US$ Denominated	10%	10%
Asset Backed	10%	11%
US Government Sponsored Agencies	7%	13%
Municipal Investments	5%	4%
Cash Equivalents, net	3%	3%
Commercial and Non-Agency Mortgage Backed Securites	6%	1%
Foreign Bonds - Non US$ Denominated	1%	-
Government National Mortgage Association	1%	1%
	100%	100%

Quality	7/31/04	1/31/04

US Government and Agencies	47%	41%
AAA*	21%	23%
AA	3%	4%
A	13%	11%
BBB	15%	14%
BB	1%	3%
B	-	4%
	100%	100%

Effective Maturity (Excludes Cash Equivalents)	7/31/04	1/31/04

Less than 1 year	6%	7%
1 < 5 years	48%	54%
5 < 10 years	26%	28%
Greater than 10 years	20%	11%
	100%	100%

* Category includes cash equivalents, net

Weighted average effective maturity: 6.95 years and 7.1 years, respectively.

Asset allocation, quality and effective maturity are subject to change. The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form is available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2004 (Unaudited)

	Principal Amount ($)(b)	Value ($)

Corporate Bonds 21.1%
Consumer Discretionary 1.9%
Adesa, Inc., 7.625%, 6/15/2012	110,000	112,063
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011	160,000	154,400
Boca Resorts, Inc., 9.875%, 4/15/2009	230,000	242,362
Cablevision Systems Corp., 144A, 5.67%, 4/1/2009*	185,000	187,775
Cablevision Systems New York Group, "A", 144A, 8.0%, 4/15/2012	30,000	29,475
Carrols Corp., 9.5%, 12/1/2008	105,000	108,150
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	240,000	258,000
Circus & Eldorado, 10.125%, 3/1/2012	145,000	146,269
Comcast Cable Communications:
6.2%, 11/15/2008	1,500,000	1,604,722
8.375%, 3/15/2013	2,789,000	3,306,477
CSC Holdings, Inc., 7.875%, 12/15/2007	280,000	294,000
Dex Media East LLC/Financial, 12.125%, 11/15/2012	655,000	776,175
DIMON, Inc.:
6.25%, 3/31/2007	5,000	4,625
Series B, 9.625%, 10/15/2011	525,000	546,000
EchoStar DBS Corp., 6.375%, 10/1/2011	215,000	213,387
Foot Locker, Inc., 8.5%, 1/15/2022	120,000	125,400
Friendly Ice Cream Corp., 8.375%, 6/15/2012	10,000	9,650
General Motors Corp., 8.25%, 7/15/2023	310,000	322,101
Jacobs Entertainment Co., 11.875%, 2/1/2009	280,000	315,000
Kellwood Co., 7.625%, 10/15/2017	105,000	112,500
Liberty Media Corp., Series A, 3.02%, 9/17/2006*	2,340,000	2,375,498
Lin Television Corp., 6.5%, 5/15/2013	105,000	101,850
Mediacom LLC, 9.5%, 1/15/2013	240,000	222,000
MGM MIRAGE, 8.375%, 2/1/2011	170,000	181,900
NCL Corp., 144A, 10.625%, 7/15/2014	155,000	157,519
Park Place Entertainment Corp., 9.375%, 2/15/2007	35,000	38,369
PEI Holding, Inc., 11.0%, 3/15/2010	205,000	237,800
Petro Stopping Centers, 9.0%, 2/15/2012	355,000	360,325
Premier Entertainment Biloxi LLC\Finance, 144A, 10.75%, 2/1/2012	115,000	121,325
PRIMEDIA, Inc.:
144A, 6.615%, 5/15/2010*	195,000	198,169
8.875%, 5/15/2011	155,000	152,287
Rent-Way Inc., 11.875%, 6/15/2010	55,000	60,500
Schuler Homes, Inc., 10.5%, 7/15/2011	325,000	372,125
Scientific Games Corp., 12.5%, 8/15/2010	153,000	176,715
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	395,000	407,837
8.75%, 12/15/2011	165,000	177,375
Sonic Automotive, Inc., 8.625%, 8/15/2013	185,000	190,088
Toys "R" Us, Inc.:
7.375%, 10/15/2018	400,000	380,000
7.875%, 4/15/2013	135,000	138,037
TRW Automotive, Inc., 11.0%, 2/15/2013	205,000	246,000
United Auto Group, Inc., 9.625%, 3/15/2012	225,000	246,375
Venetian Casino Resort LLC, 11.0%, 6/15/2010	150,000	171,000
VICORP Restaurants, Inc., 144A, 10.5%, 4/15/2011	125,000	129,375
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	150,000	159,000
Williams Scotsman, Inc., 9.875%, 6/1/2007	190,000	188,100
Worldspan LP\WS Finance Corp., 9.625%, 6/15/2011	135,000	135,675
		16,193,775
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	57,000	59,850
Gold Kist, Inc., 144A, 10.25%, 3/15/2014	150,000	162,000
North Atlantic Trading Co., 144A, 9.25%, 3/1/2012	195,000	191,100
Pinnacle Foods Holding Corp., 144A, 8.25%, 12/1/2013	130,000	124,800
Standard Commercial Corp., 144A, 8.0%, 4/15/2012	135,000	135,675
Stater Brothers Holdings, Inc., 144A, 5.06%, 6/15/2010*	85,000	86,700
Swift & Co., 12.5%, 1/1/2010	85,000	90,738
United Agri Products, Inc., 144A, 8.25%, 12/15/2011	95,000	104,975
Wornick Co., 144A, 10.875%, 7/15/2011	185,000	192,400
		1,148,238
Energy 4.3%
Avista Corp., 9.75%, 6/1/2008	315,000	370,125
Chesapeake Energy Corp.:
6.875%, 1/15/2016	60,000	59,100
144A, 7.0%, 8/15/2014	30,000	30,300
9.0%, 8/15/2012	135,000	153,394
Citgo Petroleum Corp., 11.375%, 2/1/2011	535,000	620,600
Devon Financing Corp., 7.875%, 9/30/2031	3,270,000	3,792,935
Duke Capital Corp., 4.302%, 5/18/2006	4,330,000	4,397,028
El Paso Production Holdings Corp., 7.75%, 6/1/2013	380,000	361,950
FirstEnergy Corp.:
Series B, 6.45%, 11/15/2011	3,460,000	3,659,756
Series C, 7.375%, 11/15/2031	50,000	54,030
Halliburton Co., 5.5%, 10/15/2010	6,190,000	6,309,145
National Fuel Gas Co., 5.25%, 3/1/2013	1,290,000	1,282,552
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	230,000	234,600
Pemex Project Funding Master Trust, 8.5%, 2/15/2008	7,748,000	8,639,020
Southern Natural Gas, 8.875%, 3/15/2010	230,000	253,575
Stone Energy Corp., 8.25%, 12/15/2011	275,000	289,438
Tri-State Generation & Transmission Association, 144A, 7.144%, 7/31/2033	5,560,000	5,834,219
Williams Cos., Inc.:
144A, 6.75%, 4/15/2009	95,000	95,475
8.125%, 3/15/2012	65,000	71,012
8.75%, 3/15/2032	260,000	273,975
		36,782,229
Financials 6.3%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,526,913
Ahold Finance USA, Inc., 6.25%, 5/1/2009	425,000	421,281
American General Finance Corp., Series I, 4.625%, 5/15/2009	8,060,000	8,130,557
AmeriCredit Corp., 9.25%, 5/1/2009	345,000	362,250
BF Saul REIT, 7.5%, 3/1/2014	320,000	318,400
Capital One Bank, 5.0%, 6/15/2009	3,200,000	3,242,618
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012	120,000	120,000
DA-Lite Screen Co., Inc., 144A, 9.5%, 5/15/2011	155,000	162,169
Dollar Financial Group, Inc., 9.75%, 11/15/2011	115,000	123,050
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011	285,000	286,425
Endurance Specialty Holdings Ltd., 7.0%, 7/15/2034	1,585,000	1,575,330
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	295,000	337,686
Ford Motor Credit Co.:
5.8%, 1/12/2009	1,990,000	2,025,173
6.875%, 2/1/2006	8,030,000	8,424,683
7.0%, 10/1/2013 (f)	730,000	743,035
General Motors Acceptance Corp.:
5.625%, 5/15/2009	1,015,000	1,017,515
6.875%, 9/15/2011	7,005,000	7,191,102
Goldman Sachs Group, Inc.:
5.15%, 1/15/2014 (f)	1,382,000	1,347,519
6.345%, 2/15/2034	2,365,000	2,265,930
iStar Financial, Inc., 6.0%, 12/15/2010	260,000	263,181
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	2,335,000	2,329,636
MetLife, Inc., 6.375%, 6/15/2034	2,015,000	2,035,950
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	5,495,110	5,500,550
Poster Financial Group, 144A, 8.75%, 12/1/2011	200,000	203,000
PXRE Capital Trust I, 8.85%, 2/1/2027	155,000	153,450
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	225,000	263,250
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	1,500,000	1,413,864
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	160,000	163,200
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	140,000	115,500
UGS Corp., 144A, 10.0%, 6/1/2012	60,000	63,600
Universal City Development, 11.75%, 4/1/2010	285,000	330,600
		54,457,417
Health Care 0.8%
AmerisourceBergen Corp., 7.25%, 11/15/2012	150,000	156,375
Curative Health Services, Inc., 144A, 10.75%, 5/1/2011	120,000	108,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009	195,000	195,975
Highmark, Inc., 144A, 6.8%, 8/15/2013	5,525,000	5,839,698
InSight Health Services Corp., Series B, 9.875%, 11/1/2011	115,000	123,913
Interactive Health LLC, 144A, 7.25%, 4/1/2011	150,000	135,000
Tenet Healthcare Corp., 6.375%, 12/1/2011	705,000	629,213
		7,188,774
Industrials 2.1%
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011	290,000	273,325
AMI Semiconductor, Inc., 10.75%, 2/1/2013	141,000	164,265
Amsted Industries, Inc., 144A, 10.25%, 10/15/2011	50,000	54,000
Argo-Tech Corp., 144A, 9.25%, 6/1/2011	90,000	94,500
Auburn Hills Trust, 12.375%, 5/1/2020	2,510,000	3,695,980
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011	3,961,810	4,235,109
Browning-Ferris Industries:
7.4%, 9/15/2035	230,000	210,450
9.25%, 5/1/2021	125,000	138,125
Cenveo Corp., 7.875%, 12/1/2013	160,000	146,000
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012	105,000	108,150
Collins & Aikman Floor Covering, Series B, 9.75%, 2/15/2010	330,000	341,550
Collins & Aikman Products Co., 10.75%, 12/31/2011	290,000	295,800
Cornell Companies, Inc., 144A, 10.75%, 7/1/2012	195,000	193,050
Corrections Corp. of America, 9.875%, 5/1/2009	245,000	272,256
Dana Corp.:
7.0%, 3/1/2029	290,000	287,100
9.0%, 8/15/2011	110,000	129,800
Delta Air Lines, Inc.:
"G-2", Series 2002-1, 6.417%, 7/2/2012	1,525,000	1,576,232
"G-1", Series 2002-1, 6.718%, 7/2/2024	1,442,251	1,488,877
Erico International Corp., 144A, 8.875%, 3/1/2012	115,000	117,875
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019	155,000	152,949
Hercules, Inc.:
144A, 6.75%, 10/15/2029	200,000	196,000
11.125%, 11/15/2007	115,000	134,550
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	245,000	268,275
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	260,000	289,900
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	85,000	93,500
Joy Global, Inc., 8.75%, 3/15/2012	10,000	11,250
Kansas City Southern:
7.5%, 6/15/2009	180,000	181,125
9.5%, 10/1/2008	315,000	344,925
Laidlaw International, Inc., 10.75%, 6/15/2011	195,000	215,963
Meritage Corp., 7.0%, 5/1/2014	220,000	211,200
Millennium America, Inc.:
7.625%, 11/15/2026	335,000	293,125
9.25%, 6/15/2008	120,000	129,600
144A, 9.25%, 6/15/2008	170,000	183,600
Samsonite Corp., 144A, 8.875%, 6/1/2011	140,000	142,450
Sea Containers Ltd., 10.5%, 5/15/2012	150,000	149,625
Ship Finance International Ltd., 144A, 8.5%, 12/15/2013	300,000	288,000
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	180,000	167,400
10.375%, 7/1/2012	130,000	137,475
Tenneco Automotive, Inc., 11.625%, 10/15/2009	135,000	144,788
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009	145,000	166,750
United Rentals North America, Inc., 6.5%, 2/15/2012	290,000	279,850
Westlake Chemical Corp., 8.75%, 7/15/2011	145,000	159,138
		18,163,882
Information Technology 0.0%
Activant Solutions, Inc., 10.5%, 6/15/2011	165,000	172,631
Itron, Inc., 144A, 7.75%, 5/15/2012	150,000	150,375
		323,006
Materials 1.1%
ARCO Chemical Co., 9.8%, 2/1/2020	680,000	676,600
Caraustar Industries, Inc., 9.875%, 4/1/2011	155,000	160,425
Dayton Superior Corp., 10.75%, 9/15/2008	160,000	164,000
Equistar Chemicals LP:
8.75%, 2/15/2009	40,000	41,300
10.625%, 5/1/2011	65,000	72,150
Euramax International, Inc., 8.5%, 8/15/2011	130,000	134,550
Georgia-Pacific Corp.:
8.0%, 1/15/2024	625,000	651,562
9.375%, 2/1/2013	350,000	406,000
Huntsman Advanced Materials LLC, 144A, 11.0%, 7/15/2010	235,000	266,725
Huntsman International LLC, 11.625%, 10/15/2010	245,000	272,562
IMC Global, Inc., 10.875%, 8/1/2013	230,000	280,600
International Steel Group, Inc., 144A, 6.5%, 4/15/2014	400,000	379,000
Omnova Solutions, Inc., 11.25%, 6/1/2010	70,000	77,000
Owens-Brockway Glass Container, 8.25%, 5/15/2013	350,000	366,625
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.15% to 6/15/2009	85,000	75,225
11.125%, 9/1/2009	175,000	189,000
TriMas Corp., 9.875%, 6/15/2012	405,000	423,225
United States Steel LLC, 9.75%, 5/15/2010	215,000	239,188
Weyerhaeuser Co.:
6.875%, 12/15/2033	2,015,000	2,096,996
7.375%, 3/15/2032 (f)	1,990,000	2,196,455
		9,169,188
Telecommunication Services 1.4%
American Cellular Corp., Series B, 10.0%, 8/1/2011	500,000	435,000
Bell Atlantic Pennsylvania, Inc., 5.65%, 11/15/2011	3,020,000	3,105,653
Cincinnati Bell, Inc., 8.375%, 1/15/2014	540,000	475,200
Continental Cablevision, Inc., 9.0%, 9/1/2008	2,000,000	2,335,544
GCI, Inc., 144A, 7.25%, 2/15/2014	200,000	192,000
Insight Midwest LP, 9.75%, 10/1/2009	130,000	134,550
MCI, Inc., 7.735%, 5/1/2014 (f)	630,000	567,788
Nextel Communications, Inc., 5.95%, 3/15/2014	180,000	170,550
Northern Telecom Capital, 7.875%, 6/15/2026	345,000	319,125
PanAmSat Corp., 144A, 9.0%, 8/15/2014	210,000	210,000
Qwest Corp., 7.25%, 9/15/2025	1,365,000	1,190,962
Triton PCS, Inc., 8.5%, 6/1/2013	95,000	88,350
Verizon Maryland, Inc., 8.3%, 8/1/2031	2,145,000	2,566,130
		11,790,852
Utilities 3.1%
AES Corp., 144A, 8.75%, 5/15/2013	115,000	125,638
Alabama Power Co., 7.125%, 8/15/2004	6,500,000	6,510,627
CMS Energy Corp.:
7.5%, 1/15/2009	375,000	382,500
144A, 7.75%, 8/1/2010	105,000	107,362
8.5%, 4/15/2011	165,000	173,250
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,405,000	1,343,154
Series B, 5.375%, 4/15/2013	5,920,000	5,890,678
DPL, Inc., 6.875%, 9/1/2011	375,000	381,562
Illinova Corp., 11.5%, 12/15/2010	410,000	487,900
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,840,077
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	680,000	695,300
PG&E Corp., 144A, 6.875%, 7/15/2008	295,000	313,069
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	305,000	329,400
Xcel Energy, Inc., 7.0%, 12/1/2010	5,440,000	6,074,435
		26,654,952
Total Corporate Bonds (Cost $183,364,575)		181,872,313

Foreign Bonds - US$ Denominated 10.2%
Abitibi-Consolidated, Inc., 144A, 5.02%, 6/15/2011*	80,000	81,400
Antenna TV SA, 9.0%, 8/1/2007	155,000	156,550
Aries Vermogensverwaltung GmbH:
Series C, 9.6%,10/25/2014	1,500,000	1,586,325
144A, 9.6%, 10/25/2014	250,000	264,375
Axtel SA, 144A, 11.0%, 12/15/2013	265,000	258,375
BCP Caylux Holdings Luxembourg SCA, 144A, 9.625%, 6/15/2014	220,000	229,350
Biovail Corp., 7.875%, 4/1/2010	300,000	301,500
Cascades, Inc., 7.25%, 2/15/2013	295,000	300,900
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	310,000	275,900
Conproca SA de CV, 12.0%, 6/16/2010	195,000	243,750
CP Ships Ltd., 10.375%, 7/15/2012	230,000	264,500
Crown Euro Holdings SA, 10.875%, 3/1/2013	130,000	149,175
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	5,180,000	6,434,679
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009	100,000	102,060
Eircom Funding, 8.25%, 8/15/2013	225,000	236,250
Empresa Brasileira de Telecom SA, 144A, 11.0%, 12/15/2008	175,000	192,500
EnCana Corp., 6.5%, 8/15/2034	7,990,000	8,101,141
Fage Dairy Industry SA, 9.0%, 2/1/2007	815,000	827,225
Federative Republic of Brazil, 8.875%, 4/15/2024	165,000	139,838
Flextronics International Ltd., 6.5%, 5/15/2013	190,000	186,675
Gazprom OAO, 144A, 9.625%, 3/1/2013	230,000	240,637
Government of Jamaica, 10.625%, 6/20/2017	710,000	670,950
Government of Ukraine:
6.875%, 3/4/2011	190,000	180,215
7.65%, 6/11/2013	200,000	192,000
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012	275,000	263,312
Innova S. de R.L., 9.375%, 9/19/2013	270,000	284,850
INTELSAT, 6.5%, 11/1/2013	140,000	124,930
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	240,000	270,000
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	200,000	205,000
LeGrand SA, 8.5%, 2/15/2025	255,000	269,025
LG Telecom Ltd., 144A, 8.25%, 7/15/2009	220,000	222,186
Luscar Coal Ltd., 9.75%, 10/15/2011	250,000	281,250
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	10,655,000	10,573,297
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	185,000	185,000
Mizuho Financial Group:
144A, 5.79%, 4/15/2014	1,211,000	1,208,135
8.375%, 12/29/2049	6,880,000	7,208,864
Mobifon Holdings BV, 12.5%, 7/31/2010	165,000	189,338
Mobile Telesystems Financial SA, 144A, 8.375%, 10/14/2010	190,000	180,500
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011	245,000	235,200
Nortel Networks Corp., 6.875%, 9/1/2023	70,000	61,775
Nortel Networks Ltd., 6.125%, 2/15/2006	500,000	499,375
Petroleos Mexicanos, 9.5%, 9/15/2027	1,200,000	1,404,000
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	554,006	587,246
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011	3,010,000	3,246,195
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	4,330,000	4,160,255
Republic of Bulgaria, 8.25%, 1/15/2015	1,550,000	1,839,695
Republic of Turkey:
11.0%, 1/14/2013	115,000	132,537
11.5%, 1/23/2012	105,000	123,113
11.75%, 6/15/2010	20,000	23,450
11.875%, 1/15/2030	1,180,000	1,504,500
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014	155,000	144,538
Royal Bank of Scotland Group PLC:
Series 3, 7.816%, 11/29/2049	5,769,000	6,128,547
Series 1, 9.118%, 3/31/2049	8,755,000	10,587,334
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008	80,000	70,400
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032	2,745,000	3,036,969
Shaw Communications, Inc.:
Series B, 7.25%, 4/6/2011	270,000	281,587
8.25%, 4/11/2010	160,000	174,887
Sistema Capital SA, 144A, 8.875%, 1/28/2011	135,000	130,275
Stena AB, 9.625%, 12/1/2012	50,000	54,500
Tembec Industries, Inc., 8.5%, 2/1/2011	545,000	564,075
TFM SA de CV:
10.25%, 6/15/2007	380,000	381,900
11.75%, 6/15/2009	390,000	388,050
12.5%, 6/15/2012	225,000	241,312
Tyco International Group SA, 6.875%, 1/15/2029	6,095,000	6,481,429
United Mexican States:
6.625%, 3/3/2015	30,000	30,480
7.5%, 4/8/2033	300,000	299,550
8.375%, 1/14/2011	675,000	772,875
Vicap SA, 11.375%, 5/15/2007	70,000	70,000
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011	65,000	61,750
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	220,000	202,950
WPP Finance Corp., 144A, 5.875%, 6/15/2014	1,180,000	1,197,130
Total Foreign Bonds - US$ Denominated (Cost $88,163,686)		88,199,836

Foreign Bonds - Non US$ Denominated 0.6%
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009 EUR	500,000	617,949
Government of Jamaica, 11.0%, 7/27/2012 EUR	140,000	170,754
Republic of Romania:
5.75%, 7/2/2010 EUR	570,000	717,475
8.5%, 5/8/2012 EUR	1,240,000	1,805,489
Republic of Uruguay, 17.75%, 2/4/2006 UYU	48,300,000	1,650,749
Total Foreign Bonds - Non US$ Denominated (Cost $4,898,076)		4,962,416

Convertible Bond 0.0%
DIMON, Inc., 6.25%, 3/31/2007 (Cost $236,471)	290,000	268,250

Asset Backed 10.1%
Automobile Receivables 3.5%
Chase Manhattan Auto Owner Trust, "A4", Series 2003-B, 2.57%, 2/16/2010	7,200,000	7,063,208
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	10,395,000	10,452,608
"A4", Series 2002-2, 4.3%, 3/15/2010	5,125,000	5,174,522
"B", Series 2002-2, 4.67%, 3/15/2010	3,734,893	3,510,799
"B", Series 2002-1, 5.37%, 1/15/2010	4,066,777	3,883,772
		30,084,909
Credit Card Receivables 1.5%
Bank One Issuance Trust, "A1", Series 2002-A1, 1.49%, 1/15/2010*	2,000,000	2,003,203
MBNA Credit Card Master Note Trust, "A4", Series 2004-A4, 2.7%, 9/15/2009	11,010,000	10,809,557
		12,812,760
Home Equity Loans 4.0%
AQ Finance NIM Trust, "Note", Series 2003-N2A, 144A, 9.3%, 3/25/2033	286,318	286,318
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2, 144A, 7.0%, 4/17/2033	1,134,419	1,140,091
Centex Home Equity:
"AF6", Series 2002-D, 4.66%, 12/25/2032	8,570,000	8,668,585
"AF6", Series 2000-D, 6.93%, 1/25/2031	3,531,283	3,689,222
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 1.68%, 12/25/2033*	2,295,000	2,294,929
CountryWide Asset-Backed Certificates:
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035	3,460,590	3,445,990
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	3,765,459	3,795,465
CountryWide Home Equity Loan Trust, "2A", Series 2004-E, 1.6%, 6/15/2029*	7,275,979	7,271,431
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034	1,171,284	1,171,284
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	2,402,236	2,540,023
		34,303,338
Manufactured Housing Receivables 0.6%
Green Tree Financial Corp., "A5", Series 1996-5, 7.05%, 1/15/2019	5,392,464	5,570,898
Miscellaneous 0.5%
Northwest Airlines, "G", Series 1999-3, 7.935%, 10/1/2020	3,903,447	4,195,473
Total Asset Backed (Cost $87,485,055)		86,967,378

US Government Backed 12.5%
US Treasury Bond:
6.0%, 2/15/2026 (f)	25,217,000	27,530,861
6.125%, 11/15/2027	340,000	377,692
7.25%, 5/15/2016	2,073,000	2,533,270
7.5%, 11/15/2016	4,030,000	5,023,645
8.125%, 8/15/2019	500,000	662,383
US Treasury Note:
3.0%, 2/15/2008	800,000	792,500
5.0%, 2/15/2011	1,850,000	1,951,245
1.5%, 3/31/2006 (f)	15,624,000	15,373,157
3.125%, 10/15/2008 (f)	13,689,000	13,489,551
4.25%, 8/15/2013	4,050,000	3,995,896
4.375%, 8/15/2012	28,946,000	29,104,306
5.75%, 8/15/2010	2,300,000	2,522,184
6.0%, 8/15/2009	3,180,000	3,511,045
6.625%, 5/15/2007	1,300,000	1,423,906
Total US Government Backed (Cost $110,624,431)		108,291,641

Collateralized Mortgage Obligations 23.6%
Fannie Mae, "B", Series 1997-M5, 6.65%, 8/25/2007	2,010,475	2,125,562
Fannie Mae Whole Loan, "5A", Series 2004-W2, 7.5%, 3/25/2044	6,775,457	7,311,138
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	4,276,000	4,294,572
"PA", Series 2786, 3.5%, 10/15/2010	4,274,000	4,303,410
"QC", Series 2694, 3.5%, 9/15/2020	9,095,000	9,090,899
"MB", Series 2691, 4.0%, 4/15/2022	14,500,000	14,566,568
"LA", Series 2643, 4.5%, 1/15/2011	7,295,000	7,426,190
"ME", Series 2691, 4.5%, 4/15/2032	10,922,000	10,249,610
"QH", Series 2694, 4.5%, 3/15/2032	10,000,000	9,376,349
"1A2B", Series T-48, 4.688%, 7/25/2022	3,227,724	3,250,461
"JD", Series 2778, 5.0%, 12/15/2032	8,098,000	7,873,931
"PE", Series 2721, 5.0%, 1/15/2023	345,000	336,712
"PG", Series 2734, 5.0%, 7/15/2032	6,738,000	6,559,489
"QK", Series 2513, 5.0%, 8/15/2028	3,845,196	3,862,766
"TE", Series 2780, 5.0%, 1/15/2033	5,868,000	5,711,588
"UE", Series 2764, 5.0%, 10/15/2032	6,133,000	5,967,320
"CH", Series 2390, 5.5%, 12/15/2016	2,900,000	2,975,482
"GD", Series 2497, 5.5%, 7/15/2014	6,121,238	6,191,494
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	11,203,218
"PE", Series 2450, 6.0%, 7/15/2021	6,070,000	6,365,162
"3A", Series T-41, 7.5%, 7/25/2032	2,708,310	2,921,590
Federal National Mortgage Association:
"TD", Series 2003-87, 3.5%, 4/25/2011	8,400,000	8,384,702
"2A3", Series 2001-4, 4.16%, 6/25/2042	4,800,000	4,803,344
"PU", Series 2003-33, 4.5%, 5/25/2033	6,185,439	6,292,489
"A2", Series 2002-W10, 4.7%, 8/25/2042	1,469,064	1,474,771
"A2", Series 2002-W9, 4.7%, 8/25/2042	804,996	807,817
"2A3", Series 2003-W15, 4.71%, 8/25/2043	7,460,000	7,585,000
"C", Series 2002-M2, 4.717%, 8/25/2012	9,425,000	9,285,639
"KY", Series 2002-55, 4.75%, 4/25/2028	1,694,403	1,696,629
"A2", Series 2002-W3, 5.5%, 10/25/2021	469,549	470,796
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	2,051,411
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,832,490
"QC", Series 2002-11, 5.5%, 3/25/2017	4,270,000	4,402,991
"VD", Series 2002-56, 6.0%, 4/25/2020	1,224,285	1,246,030
"A2", Series 2002-T4, 7.0%, 12/25/2041	7,362,243	7,847,687
"ZQ", Series G92-9, 7.0%, 12/25/2021	2,939,300	3,067,563
FHLMC Structured Pass Through Securities, "3A", Series T-58, 7.0%, 9/25/2043	3,839,109	4,092,252
Government National Mortgage Association, "GD", Series 2004-26, 5.0%, 11/16/2032	4,994,000	4,849,322
Total Collateralized Mortgage Obligations (Cost $204,462,390)		204,154,444

Commercial and Non-Agency Mortgage-Backed Securities 6.4%
Bank of America Mortgage Securities, Inc., "2A6", Series 2004-G, 4.657%, 8/25/2034*	7,930,000	7,903,980
Chase Commercial Mortgage Securities Corp., "A1", Series 2000-1, 7.656%, 4/15/2032	3,518,909	3,677,999
CountryWide Alternative Loan Trust:
"1A1", Series 2004-J1, 6.0%, 2/25/2034	1,224,273	1,242,237
"7A1", Series 2004-J2, 6.0%, 12/25/2033	2,670,719	2,748,603
Master Alternative Loan Trust:
"7A1", Series 2004-4, 6.0%, 5/25/2034	1,204,763	1,239,711
"3A1", Series 2004-5, 6.5%, 6/25/2034	1,312,388	1,371,098
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033	5,314,924	5,286,792
Merrill Lynch Mortgage Investors, Inc., "A3", Series 1996-C2, 6.96%, 11/21/2028	6,643,856	7,029,853
PNC Mortgage Acceptance Corp., "A2", Series 2000-C1, 7.61%, 2/15/2010	5,270,000	5,994,212
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	3,675,487	3,816,278
WAMU Mortgage Pass-Through Certificates, "4A", Series 2004-CB1, 6.0%, 6/25/2034	5,973,568	6,095,482
Washington Mutual MSC Mortgage Pass-Through, Series, "1A1", Series 2003-MS3, 5.75%, 3/25/2033	999,500	1,000,893
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	6,147,746	6,164,605
"1A3", Series 2002-18, 6.0%, 12/25/2032	1,370,064	1,375,151
Total Commercial and Non-Agency Mortgage Backed Securities (Cost $55,401,086)		54,946,894

Municipal Investments 4.8%
Brockton, MA, Core City GO, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,825,000	1,975,070
Hoboken, NJ, State GO, Series B, 5.33%, 2/1/2018 (c)	5,130,000	5,128,051
Illinois, State GO, 4.95%, 6/1/2023	5,275,000	4,874,627
Jicarilla, NM, Apache Nation Revenue, 5.2%, 12/1/2013	3,555,000	3,508,003
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)	390,000	401,454
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (c)	3,000,000	3,005,160
Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)	1,955,000	1,819,440
South Portland, ME, State GO, 5.1%, 3/1/2017 (c)	1,890,000	1,834,415
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)	3,920,000	3,983,739
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	4,245,000	4,192,277
Virgin Islands, Port Authority Revenue, Port Authority, Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	3,600,000	3,589,740
Washington, Industrial Development Revenue, Economic Development Financial Authority, CSC Taco LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,335,000	1,263,925
West Valley City, UT, Municipal Building Authority, Lease Revenue, Special Obligation Crossover, 7.67%, 5/1/2006	2,150,000	2,307,617
Wisconsin, State GO, General Revenue, Series A, 5.7%, 5/1/2026	3,785,000	3,765,469
Total Municipal Investments (Cost $42,376,310)		41,648,987

US Government Sponsored Agencies .7%
Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006	6,123,000	6,090,493
Total US Government Sponsored Agencies (Cost $6,158,146)		6,090,493

US Government Agency Sponsored Pass-Throughs 5.7%
Federal National Mortgage Association:
4.5% with various maturities from 5/1/2017 and 12/1/2018 (e)	14,489,602	14,252,915
5.0% with various maturities from 5/1/2033 until 12/1/2099 (e)	9,604,745	9,372,873
5.5% with various maturities from 3/1/2018 until 10/1/2018	9,081,570	9,347,688
6.0%, 11/1/2017	3,836,685	4,013,372
6.5% with various maturities from 9/1/2016 until 5/1/2033	10,021,531	10,508,482
8.0%, 9/1/2015	1,317,127	1,405,938
Total US Government Agency Sponsored Pass-Throughs (Cost $47,696,297)		48,901,268

Government National Mortgage Association 1.5%
Government National Mortgage Association:
5.0% with various maturities from 2/1/2033 until 9/20/2033 (e)	6,603,339	6,474,109
6.5%, 11/20/2033	3,759,335	3,911,721
7.0%, 12/15/2008	2,598,398	2,729,358
Total Government National Mortgage Association (Cost $13,266,343)		13,115,188

	Shares	Value ($)

Preferred Stocks 0.0%
TNP Enterprises, Inc., 14.5%, Series D (PIK) (Cost $59,731)	764	91,284

Convertible Preferred Stocks 0.0%
Hercules Trust II (Cost $260,572)	415	307,100

Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 1.29% (g) (h) (Cost $57,511,532)	57,511,532	57,511,532

Cash Equivalents 5.7%
Scudder Cash Management QP Trust, 1.38% (d) (Cost $49,049,889)	49,049,889	49,049,889

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $951,014,590) (a) 100%	109.6	946,378,913
Other Assets and Liabilities, Net	(9.6)	(82,955,150)
Net Assets	100.0	863,423,763

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.
(a) The cost for federal income tax purposes was $952,214,346. At July 31, 2004, net unrealized depreciation for all securities based on tax cost was $5,835,433. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,536,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,371,588.
(b) Principal amount stated in US dollars unless otherwise noted.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	0.6
FGIC	Financial Guaranty Insurance Company	0.2
FSA	Financial Security Assurance	0.8
MBIA	Municipal Bond Investors Assurance	1.3

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Mortgage dollar rolls included.
(f) All or a portion of these securities were on loan (See Notes to Financial Statements). The value of all securities loaned at July 31, 2004 amounted to $56,826,762, which is 6.6% of total net assets.
(g) Daily Asset Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Currency Abbreviations
EUR	Euro
UYU	Uruguayan Peso

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $844,453,169)	$ 839,817,492
Investment in Daily Assets Fund Institutional (cost $57,511,532)*	57,511,532
Investment in Scudder Cash Management QP Trust (cost $49,049,889)	49,049,889
Total investments in securities, at value (cost $951,014,590)	946,378,913
Cash	1,379,100
Foreign currency, at value, (cost $582,618)	579,964
Receivable for investments sold	28,138,217
Interest receivable	8,186,879
Receivable for Fund shares sold	1,134,681
Unrealized appreciation on forward currency exchange contracts	203,307
Total assets	986,001,061
Liabilities
Payable upon return of securities loaned	57,511,532
Payable for investments purchased	35,866,978
Payable for investments purchased - mortgage dollar rolls	24,260,401
Deferred mortgage dollar roll income	159,452
Unrealized depreciation on forward currency exchange contracts	148,652
Payable for Fund shares redeemed	2,956,382
Accrued management fee	794,584
Other accrued expenses and payables	879,317
Total liabilities	122,577,298
Net assets, at value	$ 863,423,763
Net Assets
Net assets consist of: Undistributed net investment income	1,736,539
Net unrealized appreciation (depreciation) on: Investments	(4,635,677)
Foreign currency related transactions	52,142
Accumulated net realized gain (loss)	(73,595,380)
Paid-in capital	939,866,139
Net assets, at value	$ 863,423,763

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of July 31, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($265,277,671 / 20,776,830 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.77
Maximum offering price per share (100 / 95.50 of $12.77)	$ 13.37
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($37,311,252 / 2,922,642 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.77
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($16,141,989 / 1,265,012 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 12.76
Class I Net Asset Value, offering and redemption price per share ($9,053,452 / 709,775 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.76
Class AARP Net Asset Value, offering and redemption price per share ($162,430,304 / 12,723,553 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.77
Class S Net Asset Value, offering and redemption price per share ($373,209,095 / 29,234,303 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended July 31, 2004 (Unaudited)
Investment Income
Income: Interest	$ 21,077,969
Interest - Scudder Cash Management QP Trust	269,549
Securities lending income	22,619
Dividends	184,320
Total Income	21,554,457
Expenses: Management fee	2,338,304
Administrative fee	446,068
Services to shareholders	786,899
Custodian and accounting fees	101,980
Distribution service fees	601,224
Auditing	25,376
Legal	11,590
Trustees' fees and expenses	29,585
Reports to shareholders	41,968
Registration fees	27,450
Other	351
Total expenses, before expense reductions	4,410,795
Expense reductions	(139,787)
Total expenses, after expense reductions	4,271,008
Net investment income	17,283,449
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	1,878,603
Foreign currency related transactions	334,768
2,213,371
Net unrealized appreciation (depreciation) during the period on: Investments	(14,981,498)
Foreign currency related transactions	15,330
(14,966,168)
Net gain (loss) on investment transactions	(12,752,797)
Net increase (decrease) in net assets resulting from operations	$ 4,530,652

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Six Months Ended July 31, 2004 (Unaudited)	Year Ended January 31, 2004
Operations: Net investment income	$ 17,283,449	$ 35,580,460
Net realized gain (loss) on investment transactions	2,213,371	32,119,932
Net unrealized appreciation (depreciation) on investment transactions during the period	(14,966,168)	(12,623,754)
Net increase (decrease) in net assets resulting from operations	4,530,652	55,076,638
Distributions to shareholders from: Net investment income: Class A	(5,608,780)	(11,126,240)
Class B	(683,432)	(1,722,380)
Class C	(297,184)	(656,484)
Class I	(45,895)	(125,464)
Class AARP	(3,627,382)	(7,116,006)
Class S	(8,439,019)	(18,026,103)
Fund share transactions: Proceeds from shares sold	91,466,119	163,694,722
Reinvestment of distributions	14,468,437	29,972,221
Cost of shares redeemed	(157,137,446)	(324,747,881)
Net increase (decrease) in net assets from Fund share transactions	(51,202,890)	(131,080,938)
Increase (decrease) in net assets	(65,373,930)	(114,776,977)
Net assets at beginning of period	928,797,693	1,043,574,670
Net assets at end of period (including undistributed net investment income of $1,763,539 and $3,154,782, respectively)	$ 863,423,763	$ 928,797,693

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended January 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.24	.44	.56	.40
Net realized and unrealized gain (loss) on investment transactions	(.18)	.26	.29	(.12)
Total from investment operations	.06	.70	.85	.28
Less distributions from: Net investment income	(.26)	(.49)	(.60)	(.41)
Net asset value, end of period	$ 12.77	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.50**	5.57	7.03	2.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	265	283	301	313
Ratio of expenses (%)	1.05*	1.07	1.07	1.07*
Ratio of net investment income (%)	3.80*	3.47	4.46	5.28*
Portfolio turnover rate (%)	175e*	210[e]	235[e]	152[e]
[a] For the six months ended July 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class A shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 214%, 248%, 259% and 180% for the periods ended July 31, 2004 and January 31, 2004, 2003 and 2002, respectively.
* Annualized
** Not annualized

Class B
Years Ended January 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.18	.35	.47	.35
Net realized and unrealized gain (loss) on investment transactions	(.17)	.25	.29	(.12)
Total from investment operations	.01	.60	.76	.23
Less distributions from: Net investment income	(.21)	(.39)	(.51)	(.36)
Net asset value, end of period	$ 12.77	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.04f**	4.86	6.22	1.80**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	47	65	68
Ratio of expenses before expense reductions (%)	1.96*	1.83	1.83	1.82*
Ratio of expenses after expense reductions (%)	1.86*	1.83	1.83	1.82*
Ratio of net investment income (%)	2.99*	2.71	3.70	4.53*
Portfolio turnover rate (%)	175e*	210[e]	235[e]	152[e]
[a] For the six months ended July 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class B shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 214%, 248%, 259% and 180% for the periods ended July 31, 2004 and January 31, 2004, 2003 and 2002, respectively.
[f] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C
Years Ended January 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.18	.36	.48	.35
Net realized and unrealized gain (loss) on investment transactions	(.17)	.25	.29	(.12)
Total from investment operations	.01	.61	.77	.23
Less distributions from: Net investment income	(.22)	(.40)	(.52)	(.36)
Net asset value, end of period	$ 12.76	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.09f**	4.88	6.33	1.86**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	19	22	23
Ratio of expenses before expense reductions (%)	1.88*	1.73	1.73	1.72*
Ratio of expenses after expense reductions (%)	1.83*	1.73	1.73	1.72*
Ratio of net investment income (%)	3.02*	2.81	3.80	4.63*
Portfolio turnover rate (%)	175e*	210[e]	235[e]	152[e]
[a] For the six months ended July 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class C shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 214%, 248%, 259% and 180% for the periods ended July 31, 2004 and January 31, 2004, 2003 and 2002, respectively.
[f] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class I
Years Ended January 31,	2004[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 12.52	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.26	.50	.62	.44
Net realized and unrealized gain (loss) on investment transactions	(.18)	.25	.28	(.11)
Total from investment operations	.08	.75	.90	.33
Less distributions from: Net investment income	(.29)	(.54)	(.66)	(.45)
Net asset value, end of period	$ 12.76	$ 12.97	$ 12.76	$ 12.52
Total Return (%)	.65**	6.03	7.33	2.69**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9.6		13	14
Ratio of expenses (%)	.67*	.62	.63	.62*
Ratio of net investment income (%)	4.18*	3.92	4.90	5.73*
Portfolio turnover rate (%)	175d*	210[d]	235[d]	152[d]
[a] For the six months ended July 31, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class I shares) to January 31, 2002.
[c] Based on average shares outstanding during the period.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 214%, 248%, 259% and 180% for the periods ended July 31, 2004 and January 31, 2004, 2003 and 2002, respectively.
* Annualized
** Not annualized

Class AARP
Years Ended January 31,	2004[a]	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 12.97	$ 12.75	$ 12.51	$ 12.71	$ 12.19
Income (loss) from investment operations: Net investment income[d]	.25	.47	.59	.72	.39
Net realized and unrealized gain (loss) on investment transactions	(.17)	.27	.28	(.18)	.55
Total from investment operations	.08	.74	.87	.54	.94
Less distributions from: Net investment income	(.28)	(.52)	(.63)	(.74)	(.42)
Net asset value, end of period	$ 12.77	$ 12.97	$ 12.75	$ 12.51	$ 12.71
Total Return (%)	.62**	5.83	7.29	4.26	7.93**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	162	172	173	157	131
Ratio of expenses (%)	.79*	.83	.83	.85	.91*
Ratio of net investment income (%)	4.06*	3.71	4.70	5.63	6.30*
Portfolio turnover rate (%)	175e*	210[e]	235[e]	152[e]	260
[a] For the six months ended July 31, 2004 (Unaudited).
[b] As required, effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of these changes for the year ended January 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 5.73% to 5.63%. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to January 31, 2001.
[d] Based on average shares outstanding during the period.
[e] The portfolio turnover rate including mortgage dollar roll transactions was 214%, 248%, 259% and 180% for the periods ended July 31, 2004 and January 31, 2004, 2003 and 2002, respectively.
* Annualized
** Not annualized

Class S
Years Ended January 31,	2004[a]	2004	2003	2002[b]	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 12.51	$ 12.72	$ 12.21	$ 13.36
Income (loss) from investment operations:
Net investment income[c]	.25	.47	.59	.72	.80	.79
Net realized and unrealized gain (loss) on investment transactions	(.17)	.26	.29	(.19)	.63	(1.13)
Total from investment operations	.08	.73	.88	.53	1.43	(.34)
Less distributions from: Net investment income	(.28)	(.52)	(.63)	(.74)	(.92)	(.81)
Net asset value, end of period	$ 12.77	$ 12.97	$ 12.76	$ 12.51	$ 12.72	$ 12.21
Total Return (%)	.62d**	5.82	7.29	4.26	12.21[d]	(2.61)[d,e]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	373	408	469	650	705	688
Ratio of expenses before expense reductions (%)	.89*	.83	.83	.85	1.26[f]	1.44
Ratio of expenses after expense reductions (%)	.84*	.83	.83	.85	.97[f]	.95
Ratio of net investment income (%)	4.01*	3.71	4.70	5.63	6.54	6.19
Portfolio turnover rate (%)	175*g	210[g]	235[g]	152[g]	260	81
[a] For the six months ended July 31, 2004 (Unaudited).
[b] As required, effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of these changes for the year ended January 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 5.73% to 5.63%. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total returns would have been lower had certain expenses not been reduced.
[e] If the Advisor had not reimbursed the Fund for losses incurred in connection with portfolio securities trading, the total return for the year ended January 31, 2000 would have been lower.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.21% and .93%, respectively.
[g] The portfolio turnover rate including mortgage dollar roll transactions was 214%, 248%, 259% and 180% for the periods ended July 31, 2004 and January 31, 2004, 2003 and 2002, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102 percent of the value of domestic securities on loan and 105 percent of the value of securities denominated in foreign currencies on loan. The Fund may invest the cash collateral in an affiliated money market fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is with the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by the Fund because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to the Fund. For example, while the Fund receives compensation as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $74,007,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2008 ($23,139,000), January 31, 2009 ($45,353,000) and January 31, 2011 ($5,515,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2004, purchases and sales of investment securities (excluding short-term investments, US Treasury obligations and mortgage dollar rolls) aggregated $364,245,498 and $447,214,955, respectively. Purchases and sales of US Treasury obligations aggregated $397,199,094 and $360,183,030, respectively. Purchases and sales of mortgage dollar rolls aggregated $168,743,897 and $169,336,395, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such net assets, 0.41% of the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

In addition, for the six months ended July 31, 2004, the Advisor agreed to reimburse the Fund an additional $2,958 for expenses related to service provider fees.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.30%, 0.30%, 0.20%, 0.10%, 0.30% and 0.30%, of the average daily net assets for Class A, B, C, I, AARP and S, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated March 31, 2004, and effective April 1, 2004, the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.90% of average daily net assets for Class A, B, C, I, AARP and S shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees and organizational and offering expenses).

In addition, for the period October 1, 2003 through March 31, 2004, the Advisor agreed to waive a portion of its Administrative Fee of the Fund to the extent necessary to maintain the operating expenses of each class at 0.877%, 0.90%, 0.90%, 0.697%, 0.837% and 0.90% of average daily net assets for Class A, B, C, I, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees and organizational and offering expenses).

Furthermore, for the period April 1, 2004 through September 30, 2005, the Advisor has agreed to waive a portion of its expenses of the Fund to the extent necessary to maintain the operating expenses at 0.84%, 0.84%, and 0.84% of average daily net assets for Class A, AARP and S shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees and trustee counsel fees).

For the six months ended July 31, 2004, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class A	$ 137,325
Class B	22,003
Class C	6,018
Class I	97
Class AARP	83,594
Class S	197,031
$ 446,068

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC and SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period April 1, 2004 through July 31, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Not Imposed	Unpaid at July 31, 2004
Class A	$ 149,157	$ -	$ 149,157
Class B	54,328	19,720	34,608
Class C	19,100	4,890	14,210
Class I	111	-	111
Class AARP	81,167	-	81,167
Class S	320,249	111,374	208,875
	$ 624,112	$ 135,984	$ 488,128

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the period April 1, 2004 through July 31, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $77,236, all of which is unpaid at July 31, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C shares. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the six months ended July 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2004
Class B	$ 154,318	$ 50,078
Class C	64,512	20,506
	$ 218,830	$ 70,584

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2004	Effective Rate
Class A	$ 312,368	$ 55,637.23%
Class B	49,382	8,494.24%
Class C	20,644	4,012.24%
	$ 382,394	$ 68,143

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended July 31, 2004 aggregated $28,595 and $34, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended July 31, 2004, the CDSC for Classes B and C shares aggregated $83,327 and $536, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2004, SDI received $5.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated fund's investment in the QP Trust.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended July 31, 2004, custodian fees were reduced by $845 for custodian credits earned.

E. Forward Foreign Currency Commitments

As of July 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation
USD	290,000	COP	832,300,000	8/6/2004	28,240
USD	770,000	COP	2,098,250,000	8/6/2004	32,291
EUR	505,000	USD	624,766	10/28/2004	17,881
EUR	2,330,000	USD	2,827,455	10/28/2004	27,374
IDR	6,608,065,000	USD	748,280	8/6/2004	25,768
USD	290,000	RUB	8,497,000	8/6/2004	1,741
RUB	8,497,000	USD	296,269	8/6/2004	4,528
USD	290,000	KRW	349,015,000	8/6/2004	8,278
BRL	547,200	USD	180,000	8/6/2004	1,846
CLP	163,415,000	USD	282,994	8/6/2004	28,958
USD	360,000	TRL	598,340,000	10/28/2004	26,402
Total unrealized appreciation					$ 203,307

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation
COP	832,300,000	USD	288,993	8/6/2004	(29,247)
COP	986,050,000	USD	370,000	8/6/2004	(7,028)
COP	1,112,200,000	USD	417,336	8/6/2004	(7,927)
USD	290,000	IDR	2,449,800,000	8/6/2004	(16,677)
USD	740,000	IDR	6,438,000,000	8/6/2004	(36,082)
IDR	2,330,000,000	USD	250,548	10/28/2004	(748)
KRW	349,015,000	USD	292,896	8/6/2004	(5,382)
USD	580,000	BRL	1,778,860	8/6/2004	(849)
BRL	1,231,660	USD	392,248	8/6/2004	(8,748)
USD	290,000	CLP	163,415,000	8/6/2004	(35,964)
Total unrealized depreciation					$ (148,652)

Currency Abbreviations
BRL	Brazilian Real	EUR	Euro
COP	Colombian Peso	IDR	Indonesian Rupiah
RUB	New Russian Ruble	KRW	South Korean Won
CLP	Chiliean Peso	TRL	Turkish Lira

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2004		Year Ended January 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,194,422	$ 15,384,483	3,382,003	$ 43,667,459
Class B	272,614	3,516,418	1,048,728	13,496,386
Class C	114,260	1,474,999	362,348	4,671,575
Class I	696,641	8,793,113	44,011	565,137
Class AARP	968,299	12,536,262	2,933,690	37,798,281
Class S	3,897,415	49,761,117	4,927,093	63,495,884
		$ 91,466,392		$ 163,694,722
Shares issued to shareholders in reinvestment of distributions
Class A	318,281	$ 4,072,414	614,671	$ 7,876,324
Class B	42,936	550,142	105,166	1,351,928
Class C	18,120	232,112	38,935	500,537
Class I	3,595	45,895	9,802	125,463
Class AARP	177,990	2,279,367	345,450	4,439,110
Class S	569,288	7,288,507	1,218,269	15,678,859
		$ 14,468,437		$ 29,972,221
Shares redeemed
Class A	(2,548,042)	$ (32,734,153)	(5,818,750)	$ (74,900,340)
Class B	(1,014,654)	(13,069,087)	(2,646,557)	(34,072,128)
Class C	(321,919)	(4,139,999)	(684,665)	(8,805,497)
Class I	(36,218)	(465,286)	(1,011,871)	(12,959,158)
Class AARP	(1,670,481)	(21,494,457)	(3,606,448)	(46,401,855)
Class S	(6,665,857)	(85,234,464)	(11,461,257)	(147,608,903)
		$ (157,137,446)		$ (324,747,881)
Net increase (decrease)
Class A	(1,035,339)	$ (13,277,256)	(1,822,076)	$ (23,356,557)
Class B	(699,104)	(9,002,527)	(1,492,663)	(19,223,814)
Class C	(189,539)	(2,432,888)	(283,382)	(3,633,385)
Class I	664,018	8,373,722	(958,058)	(12,268,558)
Class AARP	(524,192)	(6,678,828)	(327,308)	(4,164,464)
Class S	(2,199,154)	(28,184,840)	(5,315,895)	(68,434,160)
		$ (51,202,617)		$ (131,080,938)

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SZIAX	SZIBX	SZICX
CUSIP Number	811192-806	811192-889	811192-871
Fund Number	463	663	763

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AINCX	SCSBX
Fund Number	163	063

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2004

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Income Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Income Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 1, 2004

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 1, 2004